UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2011


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA INCOME STOCK FUND
OCTOBER 31, 2011

                                                                      (Form N-Q)

48452-1211                                  (C)2011, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA INCOME STOCK FUND
October 31, 2011 (unaudited)

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              COMMON STOCKS (96.4%)

              CONSUMER DISCRETIONARY (8.2%)
              -----------------------------
              APPAREL RETAIL (1.5%)
     54,100   Foot Locker, Inc.                                               $     1,183
    364,867   TJX Companies, Inc.                                                  21,501
                                                                              -----------
                                                                                   22,684
                                                                              -----------
              APPAREL, ACCESSORIES & LUXURY GOODS (0.1%)
      7,900   VF Corp.                                                              1,092
                                                                              -----------
              AUTO PARTS & EQUIPMENT (0.1%)
     17,600   Autoliv, Inc.                                                         1,017
                                                                              -----------
              BROADCASTING (0.0%)
     21,000   CBS Corp. "B"                                                           542
                                                                              -----------
              CABLE & SATELLITE (1.5%)
  1,000,200   Comcast Corp. "A"                                                    23,005
     26,000   DISH Network Corp. "A"*                                                 628
                                                                              -----------
                                                                                   23,633
                                                                              -----------
              CASINOS & GAMING (0.9%)
    720,950   International Game Technology                                        12,682
     12,700   Penn National Gaming, Inc.*                                             457
                                                                              -----------
                                                                                   13,139
                                                                              -----------
              COMPUTER & ELECTRONICS RETAIL (0.1%)
     15,800   Best Buy Co., Inc.                                                      414
      2,200   GameStop Corp. "A"*                                                      56
     10,100   RadioShack Corp.                                                        120
     23,000   Rent-A-Center, Inc.                                                     786
                                                                              -----------
                                                                                    1,376
                                                                              -----------
              CONSUMER ELECTRONICS (0.1%)
     24,600   Garmin Ltd.(a)                                                          846
                                                                              -----------
              DEPARTMENT STORES (1.1%)
     54,700   J.C. Penney Co., Inc.                                                 1,755
    276,250   Kohl's Corp.                                                         14,644
     10,500   Sears Holdings Corp.*(a)                                                821
                                                                              -----------
                                                                                   17,220
                                                                              -----------
              DISTRIBUTORS (0.9%)
    229,050   Genuine Parts Co.                                                    13,154
                                                                              -----------
              HOME IMPROVEMENT RETAIL (0.0%)
     28,800   Lowe's Companies, Inc.                                                  605
                                                                              -----------
              HOUSEWARES & SPECIALTIES (0.0%)
     36,900   Newell Rubbermaid, Inc.                                                 546
                                                                              -----------
              MOVIES & ENTERTAINMENT (0.9%)
     83,800   News Corp. "A"                                                        1,468

================================================================================

1  | USAA Income Stock Fund

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
    349,100   Time Warner, Inc.                                               $    12,215
                                                                              -----------
                                                                                   13,683
                                                                              -----------
              PUBLISHING (0.0%)
     27,100   Gannett Co., Inc.                                                       317
      1,078   Washington Post Co. "B"                                                 367
                                                                              -----------
                                                                                      684
                                                                              -----------
              RESTAURANTS (0.1%)
     22,400   McDonald's Corp.                                                      2,080
                                                                              -----------
              SPECIALIZED CONSUMER SERVICES (0.0%)
     13,400   Service Corp. International                                             134
                                                                              -----------
              SPECIALTY STORES (0.9%)
    968,200   Staples, Inc.                                                        14,484
                                                                              -----------
              Total Consumer Discretionary                                        126,919
                                                                              -----------

              CONSUMER STAPLES (5.9%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.1%)
     30,500   Archer-Daniels-Midland Co.                                              883
      8,200   Bunge Ltd.                                                              506
      2,200   Corn Products International, Inc.                                       107
                                                                              -----------
                                                                                    1,496
                                                                              -----------
              BREWERS (0.1%)
     18,800   Molson Coors Brewing Co. "B"                                            796
                                                                              -----------
              DISTILLERS & VINTNERS (0.0%)
     11,100   Beam, Inc.                                                              549
                                                                              -----------
              DRUG RETAIL (0.5%)
     99,300   CVS Caremark Corp.                                                    3,605
    132,800   Walgreen Co.                                                          4,409
                                                                              -----------
                                                                                    8,014
                                                                              -----------
              FOOD RETAIL (0.1%)
     48,900   Kroger Co.                                                            1,133
     60,700   Safeway, Inc.                                                         1,176
                                                                              -----------
                                                                                    2,309
                                                                              -----------
              HOUSEHOLD PRODUCTS (1.5%)
      8,700   Clorox Co.                                                              582
    149,650   Colgate-Palmolive Co.                                                13,524
     12,200   Energizer Holdings, Inc.*                                               900
    134,600   Procter & Gamble Co.                                                  8,613
                                                                              -----------
                                                                                   23,619
                                                                              -----------
              HYPERMARKETS & SUPER CENTERS (1.0%)
    276,800   Wal-Mart Stores, Inc.                                                15,700
                                                                              -----------
              PACKAGED FOODS & MEAT (0.5%)
     41,900   Dean Foods Co.*                                                         407
     17,100   General Mills, Inc.                                                     659
     10,000   Hormel Foods Corp.                                                      295
    131,579   Kraft Foods, Inc. "A"                                                 4,629
     53,000   Tyson Foods, Inc. "A"                                                 1,023
                                                                              -----------
                                                                                    7,013
                                                                              -----------
              SOFT DRINKS (1.0%)
    174,500   Coca-Cola Co.                                                        11,922
     58,200   PepsiCo, Inc.                                                         3,663
                                                                              -----------
                                                                                   15,585
                                                                              -----------
              TOBACCO (1.1%)
    122,500   Altria Group, Inc.                                                    3,375

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
     29,960   Lorillard, Inc.                                                 $     3,315
    103,600   Philip Morris International, Inc.                                     7,239
     58,300   Reynolds American, Inc.                                               2,255
                                                                              -----------
                                                                                   16,184
                                                                              -----------
              Total Consumer Staples                                               91,265
                                                                              -----------

              ENERGY (12.9%)
              --------------
              INTEGRATED OIL & GAS (8.4%)
    255,671   Chevron Corp.                                                        26,858
    467,464   ConocoPhillips                                                       32,559
    632,955   Exxon Mobil Corp.                                                    49,427
     30,540   Hess Corp.                                                            1,911
    131,500   Marathon Oil Corp.                                                    3,423
      8,100   Murphy Oil Corp.                                                        449
    156,858   Occidental Petroleum Corp.                                           14,578
                                                                              -----------
                                                                                  129,205
                                                                              -----------
              OIL & GAS DRILLING (0.1%)
     40,700   Nabors Industries Ltd.*                                                 746
     19,300   Patterson-UTI Energy, Inc.                                              392
     14,000   Rowan Companies, Inc.*                                                  483
     12,600   Unit Corp.*                                                             618
                                                                              -----------
                                                                                    2,239
                                                                              -----------
              OIL & GAS EQUIPMENT & SERVICES (2.7%)
     23,100   Baker Hughes, Inc.                                                    1,340
    290,985   Cameron International Corp.*                                         14,299
    362,856   National-Oilwell Varco, Inc.                                         25,882
        300   Oil States International, Inc.*                                          21
     14,500   Tidewater, Inc.                                                         714
                                                                              -----------
                                                                                   42,256
                                                                              -----------
              OIL & GAS EXPLORATION & PRODUCTION (1.2%)
     18,200   Anadarko Petroleum Corp.                                              1,429
      3,200   Bill Barrett Corp.*                                                     133
     45,200   Chesapeake Energy Corp.                                               1,271
    213,550   Devon Energy Corp.                                                   13,870
     30,000   Plains Exploration & Production Co.*                                    945
                                                                              -----------
                                                                                   17,648
                                                                              -----------
              OIL & GAS REFINING & MARKETING (0.3%)
     33,700   Sunoco, Inc.                                                          1,255
    113,800   Valero Energy Corp.                                                   2,799
                                                                              -----------
                                                                                    4,054
                                                                              -----------
              OIL & GAS STORAGE & TRANSPORTATION (0.2%)
     89,400   Williams Companies, Inc.                                              2,692
                                                                              -----------
              Total Energy                                                        198,094
                                                                              -----------

              FINANCIALS (16.0%)
              ------------------
              ASSET MANAGEMENT & CUSTODY BANKS (2.9%)
     27,100   American Capital Ltd.*                                                  211
    459,050   Ameriprise Financial, Inc.                                           21,428
     84,150   BlackRock, Inc. "A"                                                  13,278
     74,590   Franklin Resources, Inc.                                              7,953
     46,900   Legg Mason, Inc.                                                      1,290
     17,900   State Street Corp.                                                      723
                                                                              -----------
                                                                                   44,883
                                                                              -----------
              CONSUMER FINANCE (1.3%)
    297,300   American Express Co.                                                 15,049
     36,200   Capital One Financial Corp.                                           1,653
     54,600   Discover Financial Services                                           1,287

================================================================================

3  | USAA Income Stock Fund

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
    102,700   SLM Corp.                                                       $     1,404
                                                                              -----------
                                                                                   19,393
                                                                              -----------
              INSURANCE BROKERS (0.0%)
     32,600   Brown & Brown, Inc.                                                     720
                                                                              -----------
              INVESTMENT BANKING & BROKERAGE (1.2%)
     20,600   E*Trade Financial Corp.*                                                223
     18,580   Goldman Sachs Group, Inc.                                             2,035
     53,500   Morgan Stanley                                                          944
     25,800   Raymond James Financial, Inc.                                           784
    821,450   TD Ameritrade Holding Corp.                                          13,784
                                                                              -----------
                                                                                   17,770
                                                                              -----------
              LIFE & HEALTH INSURANCE (3.0%)
     65,200   AFLAC, Inc.                                                           2,940
     55,900   CNO Financial Group, Inc.*                                              350
      1,900   Delphi Financial Group, Inc. "A"                                         50
     37,300   Lincoln National Corp.                                                  711
    507,600   MetLife, Inc.                                                        17,847
     42,600   Principal Financial Group, Inc.                                       1,098
     27,000   Protective Life Corp.                                                   502
    355,000   Prudential Financial, Inc.                                           19,241
     17,500   StanCorp Financial Group, Inc.                                          594
     36,450   Torchmark Corp.                                                       1,492
     46,600   Unum Group                                                            1,111
                                                                              -----------
                                                                                   45,936
                                                                              -----------
              MULTI-LINE INSURANCE (0.3%)
     30,400   American Financial Group, Inc.                                        1,089
     17,000   American International Group, Inc.*                                     420
     35,700   Assurant, Inc.                                                        1,376
     41,100   Hartford Financial Services Group, Inc.                                 791
     30,200   HCC Insurance Holdings, Inc.                                            804
     12,700   Kemper Corp.                                                            341
     10,900   Loews Corp.                                                             433
                                                                              -----------
                                                                                    5,254
                                                                              -----------
              MULTI-SECTOR HOLDINGS (0.1%)
     52,500   Leucadia National Corp.                                               1,409
                                                                              -----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.4%)
    390,538   Bank of America Corp.                                                 2,667
    119,400   Citigroup, Inc.                                                       3,772
                                                                              -----------
                                                                                    6,439
                                                                              -----------
              PROPERTY & CASUALTY INSURANCE (2.6%)
     59,000   ACE Ltd.                                                              4,257
      9,200   Allied World Assurance Co.                                              534
    110,900   Allstate Corp.                                                        2,921
     27,100   Aspen Insurance Holdings Ltd.                                           718
      8,900   Assured Guaranty Ltd.                                                   113
     19,500   AXIS Capital Holdings Ltd.                                              611
     56,943   Berkshire Hathaway, Inc. " B"*                                        4,434
     54,200   Chubb Corp.                                                           3,634
      7,600   CNA Financial Corp.                                                     202
      8,400   Mercury General Corp.                                                   364
      9,400   ProAssurance Corp.                                                      720
     84,100   Progressive Corp.                                                     1,599
    292,800   Travelers Companies, Inc.                                            17,085
     18,600   W.R. Berkley Corp.                                                      647
        910   White Mountains Insurance Group Ltd.                                    382
     52,300   XL Group plc                                                          1,137
                                                                              -----------
                                                                                   39,358
                                                                              -----------

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              REGIONAL BANKS (0.2%)
     41,600   BB&T Corp.                                                      $       971
      1,200   BOK Financial Corp.                                                      63
     88,900   CapitalSource, Inc.                                                     565
     13,000   Commerce Bancshares, Inc.                                               504
      8,900   Hancock Holding Co.                                                     270
     11,000   International Bancshares Corp.                                          199
     13,900   Prosperity Bancshares, Inc.                                             535
     44,800   TCF Financial Corp.                                                     477
      4,600   UMB Financial Corp.                                                     170
                                                                              -----------
                                                                                    3,754
                                                                              -----------
              REINSURANCE (0.4%)
     32,000   Arch Capital Group Ltd.*                                              1,151
      7,400   Endurance Specialty Holdings Ltd.                                       275
     11,800   Everest Re Group Ltd.                                                 1,061
     12,400   PartnerRe Ltd.                                                          772
     18,800   Reinsurance Group of America, Inc. "A"                                  982
     14,600   RenaissanceRe Holdings Ltd.                                             995
     17,900   Transatlantic Holdings, Inc.                                            931
      1,900   Validus Holdings Ltd.                                                    52
                                                                              -----------
                                                                                    6,219
                                                                              -----------
              REITs - INDUSTRIAL (0.0%)
     20,200   ProLogis, Inc.                                                          601
                                                                              -----------
              REITs - MORTGAGE (0.6%)
    511,000   Annaly Capital Management, Inc.                                       8,610
                                                                              -----------
              REITs - SPECIALIZED (1.5%)
    406,900   Ventas, Inc.                                                         22,628
                                                                              -----------
              SPECIALIZED FINANCE (1.5%)
    229,000   CIT Group, Inc.*                                                      7,981
     18,500   Interactive Brokers Group, Inc. "A"                                     284
     39,600   NASDAQ OMX Group, Inc.*                                                 992
    511,600   NYSE Euronext                                                        13,593
                                                                              -----------
                                                                                   22,850
                                                                              -----------
              THRIFTS & MORTGAGE FINANCE (0.0%)
     24,700   Capitol Federal Financial, Inc.                                         274
     11,500   Washington Federal, Inc.                                                157
                                                                              -----------
                                                                                      431
                                                                              -----------
              Total Financials                                                    246,255
                                                                              -----------

              HEALTH CARE (16.6%)
              -------------------
              BIOTECHNOLOGY (0.8%)
    179,900   Amgen, Inc.                                                          10,303
     21,880   Biogen Idec, Inc.*                                                    2,546
                                                                              -----------
                                                                                   12,849
                                                                              -----------
              HEALTH CARE DISTRIBUTORS (0.2%)
     85,200   Cardinal Health, Inc.                                                 3,772
                                                                              -----------
              HEALTH CARE EQUIPMENT (0.6%)
    115,300   Boston Scientific Corp.*                                                679
    138,700   Medtronic, Inc.                                                       4,819
     57,200   Zimmer Holdings, Inc.*                                                3,010
                                                                              -----------
                                                                                    8,508
                                                                              -----------
              HEALTH CARE FACILITIES (0.0%)
      2,400   LifePoint Hospitals, Inc.*                                               93
                                                                              -----------
              HEALTH CARE SERVICES (2.6%)
    296,950   DaVita, Inc.*                                                        20,786

================================================================================

5  | USAA Income Stock Fund

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
    223,400   Laboratory Corp. of America Holdings*                           $    18,732
                                                                              -----------
                                                                                   39,518
                                                                              -----------
              LIFE SCIENCES TOOLS & SERVICES (1.4%)
    413,900   Thermo Fisher Scientific, Inc.*                                      20,807
                                                                              -----------
              MANAGED HEALTH CARE (4.8%)
    579,800   Aetna, Inc.                                                          23,053
     37,100   CIGNA Corp.                                                           1,645
     25,100   Coventry Health Care, Inc.*                                             799
     23,400   Health Net, Inc.*                                                       650
     53,200   Humana, Inc.                                                          4,516
    752,595   UnitedHealth Group, Inc.                                             36,117
    110,469   WellPoint, Inc.                                                       7,611
                                                                              -----------
                                                                                   74,391
                                                                              -----------
              PHARMACEUTICALS (6.2%)
    498,050   Abbott Laboratories                                                  26,830
    150,800   Bristol-Myers Squibb Co.                                              4,764
    342,200   Eli Lilly and Co.                                                    12,716
    117,600   Forest Laboratories, Inc.*                                            3,681
    203,400   Johnson & Johnson                                                    13,097
    193,700   Merck & Co., Inc.                                                     6,682
  1,439,602   Pfizer, Inc.                                                         27,727
                                                                              -----------
                                                                                   95,497
                                                                              -----------
              Total Health Care                                                   255,435
                                                                              -----------

              INDUSTRIALS (8.3%)
              ------------------
              AEROSPACE & DEFENSE (3.1%)
    341,750   Boeing Co.                                                           22,484
     99,900   General Dynamics Corp.                                                6,413
     31,700   L-3 Communications Holdings, Inc.                                     2,149
     34,700   Northrop Grumman Corp.                                                2,004
     29,800   Raytheon Co.                                                          1,317
    223,400   Rockwell Collins, Inc.                                               12,472
      8,700   United Technologies Corp.                                               678
                                                                              -----------
                                                                                   47,517
                                                                              -----------
              BUILDING PRODUCTS (0.0%)
     11,100   Fortune Brands, Inc.*                                                   161
                                                                              -----------
              COMMERCIAL PRINTING (0.1%)
     62,200   R.R. Donnelley & Sons Co.                                             1,014
                                                                              -----------
              CONSTRUCTION & ENGINEERING (0.1%)
      6,200   EMCOR Group, Inc.                                                       155
     11,000   KBR, Inc.                                                               307
                                                                              -----------
                                                                                      462
                                                                              -----------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.6%)
     27,900   AGCO Corp.*                                                           1,223
    104,699   Deere & Co.                                                           7,947
                                                                              -----------
                                                                                    9,170
                                                                              -----------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.0%)
      3,800   Hubbell, Inc. "B"                                                       227
                                                                              -----------
              ENVIRONMENTAL & FACILITIES SERVICES (1.2%)
    572,850   Waste Management, Inc.                                               18,864
                                                                              -----------
              INDUSTRIAL CONGLOMERATES (0.4%)
     12,100   3M Co.                                                                  956
    268,300   General Electric Co.                                                  4,483

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
     20,900   Tyco International Ltd.                                         $       952
                                                                              -----------
                                                                                    6,391
                                                                              -----------
              INDUSTRIAL MACHINERY (2.4%)
      4,400   Crane Co.                                                               194
    434,900   Danaher Corp.                                                        21,028
    432,800   Ingersoll-Rand plc                                                   13,473
     18,600   ITT Corp.                                                               848
      8,600   Pentair, Inc.                                                           309
                                                                              -----------
                                                                                   35,852
                                                                              -----------
              MARINE (0.0%)
      4,000   Alexander & Baldwin, Inc.                                               166
      7,300   Teekay Corp.                                                            188
                                                                              -----------
                                                                                      354
                                                                              -----------
              OFFICE SERVICES & SUPPLIES (0.0%)
     22,500   Pitney Bowes, Inc.                                                      459
                                                                              -----------
              RAILROADS (0.4%)
     14,600   Norfolk Southern Corp.                                                1,080
     49,610   Union Pacific Corp.                                                   4,940
                                                                              -----------
                                                                                    6,020
                                                                              -----------
              TRADING COMPANIES & DISTRIBUTORS (0.0%)
      6,200   GATX Corp.                                                              235
                                                                              -----------
              TRUCKING (0.0%)
      8,000   Ryder System, Inc.                                                      408
                                                                              -----------
              Total Industrials                                                   127,134
                                                                              -----------

              INFORMATION TECHNOLOGY (18.8%)
              ------------------------------
              COMMUNICATIONS EQUIPMENT (0.7%)
    261,000   Cisco Systems, Inc.                                                   4,836
     30,600   Motorola Solutions, Inc.                                              1,436
     97,600   QUALCOMM, Inc.                                                        5,036
                                                                              -----------
                                                                                   11,308
                                                                              -----------
              COMPUTER HARDWARE (3.1%)
     63,100   Apple, Inc.*                                                         25,541
    954,500   Dell, Inc.*                                                          15,091
    266,400   Hewlett-Packard Co.                                                   7,089
                                                                              -----------
                                                                                   47,721
                                                                              -----------
              COMPUTER STORAGE & PERIPHERALS (0.2%)
     35,300   Lexmark International, Inc. "A"*                                      1,119
     57,900   Western Digital Corp.*                                                1,542
                                                                              -----------
                                                                                    2,661
                                                                              -----------
              DATA PROCESSING & OUTSOURCED SERVICES (2.5%)
    479,019   Fidelity National Information Services, Inc.                         12,541
    276,250   Visa, Inc. "A"                                                       25,763
                                                                              -----------
                                                                                   38,304
                                                                              -----------
              ELECTRONIC COMPONENTS (0.8%)
    907,950   Corning, Inc.                                                        12,975
                                                                              -----------
              HOME ENTERTAINMENT SOFTWARE (0.9%)
    597,000   Electronic Arts, Inc.*                                               13,940
                                                                              -----------
              INTERNET SOFTWARE & SERVICES (2.1%)
    172,000   eBay, Inc.*                                                           5,475
     19,520   Google, Inc. "A"*                                                    11,568
    940,850   Yahoo!, Inc.*                                                        14,715
                                                                              -----------
                                                                                   31,758
                                                                              -----------

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7  | USAA Income Stock Fund

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              IT CONSULTING & OTHER SERVICES (0.1%)
      4,250   International Business Machines Corp.                           $       785
                                                                              -----------
              SEMICONDUCTOR EQUIPMENT (0.8%)
    781,850   Applied Materials, Inc.                                               9,632
      5,200   KLA-Tencor Corp.                                                        245
    506,700   MEMC Electronic Materials, Inc.*                                      3,035
                                                                              -----------
                                                                                   12,912
                                                                              -----------
              SEMICONDUCTORS (1.7%)
    222,700   Intel Corp.                                                           5,465
    684,900   Texas Instruments, Inc.                                              21,047
                                                                              -----------
                                                                                   26,512
                                                                              -----------
              SYSTEMS SOFTWARE (5.8%)
  1,784,450   Microsoft Corp.                                                      47,520
  1,262,800   Oracle Corp.                                                         41,382
                                                                              -----------
                                                                                   88,902
                                                                              -----------
              TECHNOLOGY DISTRIBUTORS (0.1%)
     44,600   Ingram Micro, Inc. "A"*                                                 797
     18,700   Tech Data Corp.*                                                        920
                                                                              -----------
                                                                                    1,717
                                                                              -----------
              Total Information Technology                                        289,495
                                                                              -----------

              MATERIALS (3.6%)
              ----------------
              ALUMINUM (0.1%)
    168,800   Alcoa, Inc.                                                           1,816
                                                                              -----------
              DIVERSIFIED CHEMICALS (1.0%)
     65,000   Dow Chemical Co.                                                      1,812
    280,450   E.I. du Pont de Nemours & Co.                                        13,481
                                                                              -----------
                                                                                   15,293
                                                                              -----------
              INDUSTRIAL GASES (1.8%)
    274,150   Praxair, Inc.                                                        27,873
                                                                              -----------
              PAPER PRODUCTS (0.7%)
    350,150   International Paper Co.                                               9,699
     29,800   MeadWestvaco Corp.                                                      832
                                                                              -----------
                                                                                   10,531
                                                                              -----------
              Total Materials                                                      55,513
                                                                              -----------

              TELECOMMUNICATION SERVICES (3.3%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (3.3%)
    688,995   AT&T, Inc.                                                           20,195
    441,344   CenturyLink, Inc.                                                    15,562
    188,400   Frontier Communications Corp.                                         1,179
    352,788   Verizon Communications, Inc.                                         13,046
                                                                              -----------
                                                                                   49,982
                                                                              -----------
              WIRELESS TELECOMMUNICATION SERVICES (0.0%)
     13,600   Telephone & Data Systems, Inc.                                          315
                                                                              -----------
              Total Telecommunication Services                                     50,297
                                                                              -----------

              UTILITIES (2.8%)
              ----------------
              ELECTRIC UTILITIES (0.3%)
     12,500   American Electric Power Co., Inc.                                       491
      6,800   Entergy Corp.                                                           471
     65,200   Exelon Corp.                                                          2,894

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

                                                                                            MARKET
NUMBER                                                                                       VALUE
OF SHARES     SECURITY                                                                       (000)
--------------------------------------------------------------------------------------------------
     21,200   FirstEnergy Corp.                                                        $       953
                                                                                       -----------
                                                                                             4,809
                                                                                       -----------
              GAS UTILITIES (0.1%)
      3,100   New Jersey Resources Corp.                                                       146
        800   ONEOK, Inc.                                                                       61
     18,300   Questar Corp.                                                                    353
     17,700   UGI Corp.                                                                        507
                                                                                       -----------
                                                                                             1,067
                                                                                       -----------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
     54,300   Calpine Corp.*                                                                   824
                                                                                       -----------
              MULTI-UTILITIES (2.3%)
     23,700   Ameren Corp.                                                                     755
     18,000   DTE Energy Co.                                                                   938
    289,600   NSTAR                                                                         13,058
     15,300   Public Service Enterprise Group, Inc.                                            516
    647,100   Wisconsin Energy Corp.                                                        20,985
                                                                                       -----------
                                                                                            36,252
                                                                                       -----------
              WATER UTILITIES (0.0%)
     11,100   Aqua America, Inc.                                                               246
                                                                                       -----------
              Total Utilities                                                               43,198
                                                                                       -----------
              Total Common Stocks (cost: $1,312,641)                                     1,483,605
                                                                                       -----------

              MONEY MARKET INSTRUMENTS (1.8%)

              MONEY MARKET FUNDS (1.8%)
 26,486,261   State Street Institutional Liquid Reserve Fund, 0.15% (b)(cost: $26,486)      26,486
                                                                                       -----------

              SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
              FROM SECURITIES LOANED (0.1%)

              MONEY MARKET FUNDS (0.1%)
  1,840,556   Fidelity Institutional Money Market Portfolio, 0.15%(b)(cost: $1,841)          1,841
                                                                                       -----------

              TOTAL INVESTMENTS (COST: $1,340,968)                                     $ 1,511,932
                                                                                       ===========

================================================================================

9  | USAA Income Stock Fund

================================================================================

($ IN 000s)                                            VALUATION HIERARCHY
                                                       -------------------
                                           (LEVEL 1)
                                         QUOTED PRICES       (LEVEL 2)
                                           IN ACTIVE           OTHER           (LEVEL 3)
                                            MARKETS         SIGNIFICANT       SIGNIFICANT
                                         FOR IDENTICAL      OBSERVABLE       UNOBSERVABLE
ASSETS                                      ASSETS            INPUTS            INPUTS               TOTAL
----------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                          $    1,483,605     $         --     $          --    $  1,483,605
Money Market Instruments:
  Money Market Funds                             26,486               --                --          26,486
Short-Term Investments Purchased With
Cash Collateral From Securities Loaned:
  Money Market Funds                              1,841               --                --           1,841
----------------------------------------------------------------------------------------------------------
Total                                    $    1,511,932     $         --     $          --    $  1,511,932
----------------------------------------------------------------------------------------------------------

For the period of August 1, 2011, through October 31, 2011, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2011 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this quarterly report pertains only to the USAA Income Stock Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: Income Stock Fund Shares and Income Stock Fund Institutional Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are currently only offered for sale to the USAA Target Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the

================================================================================

11  | USAA Income Stock Fund

================================================================================

Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

================================================================================

                                         Notes to Portfolio of Investments |  12

================================================================================

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. LENDING OF PORTFOLIO SECURITIES -- The Fund, through its third-party securities-lending agent, Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Citibank has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. The aggregate fair market value of the loaned portion of these securities as of October 31, 2011, was approximately $1,607,000.

E. NEW ACCOUNTING PRONOUNCEMENTS --
-----------------------------------
FAIR VALUE MEASUREMENTS -- In May 2011, the Financial Accounting Standards Board
(FASB) and the International Accounting Standards Board (IASB) issued converged guidance on fair value measurements regarding the principles of fair value measurement and financial reporting. A number of new disclosures are required, including quantitative information and a qualitative discussion about significant unobservable inputs used for all Level 3 measurements, a description of the Manager's valuation processes, and all transfers between levels of the fair value hierarchy, rather than significant transfers only. The amended guidance is effective for financial statements for interim and annual periods beginning after December 15, 2011. The Manager is in the process of evaluating the impact of this guidance on the Fund's financial statement disclosures.

Effective July 31, 2011, the Fund adopted guidance issued by FASB in January 2010, which requires entities to disclose information about purchases, sales, issuances, and settlements of Level 3 securities on a gross basis, rather than net. This adoption had no impact on the Fund's financial statements or disclosures.

================================================================================

13  | USAA Income Stock Fund

================================================================================

F. As of October 31, 2011, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2011, were $222,724,000 and $51,760,000 respectively, resulting in net unrealized appreciation of $170,964,000.

G. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,538,685,000 at October 31, 2011, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

REIT      Real estate investment trust

SPECIFIC NOTES

(a)   The security or a portion thereof was out on loan as of October 31, 2011.
(b) Rate represents the money market fund annualized seven-day yield at October 31, 2011.
* Non-income-producing security. As of October 31, 2011, 84.9% of the Fund's net assets were invested in dividend-paying stocks.

================================================================================

                                         Notes to Portfolio of Investments |  14


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.



                              SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended OCTOBER 31, 2011

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:     12/22/2011
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:     12/29/2011
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     12/27/2011
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.